Summary of Significant Accounting Policies - Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Loss from disposal of furniture, fixture and equipment	¥ (81)	$ (12)	¥ (1,453)	¥ (12)
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Office equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Electronic devices | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Electronic devices | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years